Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 510,604	$ 447,674
Cost of sales	(314,759)	(261,766)
Depreciation and depletion	(34,150)	(34,944)
Social contributions	(14,433)	(10,157)
Income from mining operations	147,262	140,807
General and administrative costs	(18,306)	(17,842)
Derecognition of investment in associate	0	(10,559)
Income (loss) from investments in associates	(2,884)	59
Share-based compensation	(5,265)	(5,111)
Other income (expense)	(3,369)	1,473
Income from operations	117,438	108,827
Gain (loss) on financial instruments	(16,167)	(13,078)
Finance income	6,894	10,783
Finance costs	(40,957)	(29,156)
Foreign exchange gain (loss)	12,122	(18,550)
Income before income tax	79,330	58,826
Income tax (expense) recovery
Current	(53,577)	(49,226)
Deferred	(2,462)	1,819
Net income	23,291	11,419
Net income (loss) attributable to:
Owners of the Company	24,582	11,419
Non-controlling interest	$ (1,291)	$ 0
Earnings per share attributable to owners of the Company – basic (in USD per share)	$ 0.16	$ 0.08
Weighted average number of outstanding common shares – basic (in shares)	157,727,394	136,735,317
Earnings per share attributable to owners of the Company - diluted (in USD per share)	$ 0.14	$ 0.08
Weighted average number of outstanding common shares – diluted (in shares)	158,691,279	137,062,505